Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses Disclosure [Text Block]

Note 10. Accrued Expenses

Accrued expenses consisted of the following:

(amounts in thousands)	June 30, 2014	December 31, 2013
	(Unaudited)
Payroll and related costs	$252	$601
Professional fees	388	312
Withholding tax expenses	553	551
Other tax expenses(1)	—	482
Others	238	420
	$1,431	$2,366

(1)
Other tax expenses as of December 31, 2013 represented an accrued tax liability related to the Philippines operations, resulting from finalization of the Philippines income tax return for the 2010 year. The accrual was reversed in the three-month period ended June 30, 2014.

Note 10.	Accrued Expenses

Accrued expenses consisted of the following:

	December 31,
(amounts in thousands)	2013	2012
Payroll and related costs(1)	$601	$1,292
Professional fees	312	336
Withholding tax expenses	551	514
Other tax expense(2)	482	—
Other	420	477
Totals	$2,366	$2,619

(1)  Payroll and related costs as of December 31, 2012 included accruals of approximately $726,000 related to the Company’s prior operations in Australia. These accruals were fully settled during the three-month period ended March 31, 2013.

(2)  As of December 31, 2013, other tax expense represented an accrued tax liability related to the Philippines operations.